Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

May 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Series Funds, Inc. (File Nos. 002-77284 and 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information dated May 1, 2026 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those filed as part of Post-Effective Amendment No. 100 to the Company’s registration statement on Form N-1A, filed electronically with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001193125-26-186687) on April 28, 2026.

Please do not hesitate to contact me at 202.373.6173 with any questions.

Very truly yours,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001